Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
National Security Emerging Markets Index ETF | National Security Emerging Markets Index ETF
Prospectus [Line Items]
Annual Return [Percent]	36.50%	(0.99%)